(WFA Retail Money Market Funds - Administrator Class) | (Wells Fargo National Tax-Free Money Market Fund)
<strong>Investment Objective </strong>
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
<strong>Fees and Expenses </strong>
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Shareholder Fees - (Wells Fargo National Tax-Free Money Market Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Annual Fund Operating Expenses - (Wells Fargo National Tax-Free Money Market Fund)	Administrator Class
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.39%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	0.30%	[1]
[1]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

<strong>Example of Expenses </strong>
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo National Tax-Free Money Market Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	31	116	210	484

<strong>Principal Investment Strategies </strong>
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

<strong>Principal Investment Risks </strong>
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

<strong>Performance</strong>
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: 4th Quarter 2018	+0.36%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.33%

<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[1]
Average Annual Total Returns - (Wells Fargo National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class |	Apr. 08, 2005	1.19%	0.43%	0.25%

[1]	Historical performance shown for Administrator Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.